Subsequent Events - Additional Information (Detail) $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 28, 2016 USD ($)	Jan. 07, 2016 USD ($) Markets	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Combined purchase price			$ 502,138	$ 19,647	$ 153,877	$ 65,021	$ 92,248
Proceeds received from revolving credit facility			$ 300,000			$ 300,000
Aggregate principal amount of debt issued					$ 1,919,484
Clear Channel Outdoor Holdings, Inc [Member]
Subsequent Event [Line Items]
Number of markets in which acquisitions were made | Markets		5
Combined purchase price		$ 458,500
Term A Loan Facility [Member]
Subsequent Event [Line Items]
Proceeds received from revolving credit facility		300,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds received from senior credit facility		$ 160,000
5 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued	$ 400,000
Interest rate on convertible notes	5.75%		5.75%
Net proceeds from the issuance of debt	$ 394,500
Repayment of bridge loan	$ 300,000
Redemption price percentage of the principal amount to be purchased	101.00%				101.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2019 [Member]
Subsequent Event [Line Items]
Redemption percentage of aggregate principal amount of senior notes	35.00%				35.00%
Additional redeemed percentage of aggregate principal amount	105.75%				105.75%
Redemption percentage of issued notes which remain outstanding	65.00%				65.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Subsequent Event [Line Items]
Additional redeemed percentage of aggregate principal amount	100.00%				100.00%